Fees and Expenses	Dec. 31, 2025
Lazard Developing Markets Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard Developing Markets Equity Portfolio		Total	Institutional	Open	R6
Management Fees (as a percentage of Assets)			1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees			0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):			0.22%	0.31%	0.22%	[1]
Expenses (as a percentage of Assets)			1.22%	1.56%	1.22%
Fee Waiver or Reimbursement	[2]		(0.12%)	(0.21%)	(0.17%)
Net Expenses (as a percentage of Assets)			1.10%	1.35%	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027
[1]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2027, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard Developing Markets Equity Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 112	$ 137	$ 107
Expense Example, with Redemption, 3 Years	375	472	370
Expense Example, with Redemption, 5 Years	659	830	654
Expense Example, with Redemption, 10 Years	$ 1,467	$ 1,839	$ 1,462

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	35.00%
Lazard Developing Markets Equity Portfolio | R6
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
Lazard Emerging Markets Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard Emerging Markets Equity Portfolio		Total	Institutional	Open	R6
Management Fees (as a percentage of Assets)			1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees			0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):			0.07%	0.07%	0.08%
Expenses (as a percentage of Assets)			1.07%	1.32%	1.08%
Fee Waiver or Reimbursement	[1]		(0.00%)	(0.00%)	(0.01%)
Net Expenses (as a percentage of Assets)			1.07%	1.32%	1.07%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027
[1]	To the extent the Total Annual Portfolio Operating Expenses of the R6 Shares of the Portfolio exceed the Total Annual Portfolio Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), Lazard Asset Management LLC (the “Investment Manager”) has contractually agreed, until May 1, 2027, to bear the expenses of the R6 Shares in the amount of such excess. This expense limitation agreement will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard Emerging Markets Equity Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 109	$ 134	$ 109
Expense Example, with Redemption, 3 Years	340	418	342
Expense Example, with Redemption, 5 Years	590	723	595
Expense Example, with Redemption, 10 Years	$ 1,306	$ 1,590	$ 1,316

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
Lazard Emerging Markets Equity Advantage Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard Emerging Markets Equity Advantage Portfolio		Total	Institutional	Open	R6
Management Fees (as a percentage of Assets)			0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees			0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):			0.10%	0.56%	0.10%
Expenses (as a percentage of Assets)			0.85%	1.56%	0.85%
Fee Waiver or Reimbursement	[1]		(0.00%)	(0.41%)	(0.00%)
Net Expenses (as a percentage of Assets)			0.85%	1.15%	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027
[1]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2027, to the extent Total Annual Portfolio Operating Expenses exceed .90%, 1.15% and .85% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard Emerging Markets Equity Advantage Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 87	$ 117	$ 87
Expense Example, with Redemption, 3 Years	271	452	271
Expense Example, with Redemption, 5 Years	471	811	471
Expense Example, with Redemption, 10 Years	$ 1,049	$ 1,822	$ 1,049

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	76.00%
Lazard Enhanced Opportunities Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard Enhanced Opportunities Portfolio		Total	Institutional	Open	R6
Management Fees (as a percentage of Assets)			0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees			0.00%	0.25%	0.00%
Component1 Other Expenses	[1]		0.10%	0.10%	0.10%	[2]
Component2 Other Expenses	[3]		0.03%	0.03%	0.03%	[2]
Component3 Other Expenses			0.46%	1.27%	0.46%	[2]
Other Expenses (as a percentage of Assets):			0.59%	1.40%	0.59%	[4]
Acquired Fund Fees and Expenses			0.01%	0.01%	0.01%	[4]
Expenses (as a percentage of Assets)			1.55%	2.61%	1.55%
Fee Waiver or Reimbursement	[4]		(0.21%)	(1.02%)	(0.26%)
Net Expenses (as a percentage of Assets)	[5]		1.34%	1.59%	1.29%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027
[1]	Dividend Expenses on Securities Sold Short reflect dividends paid on borrowed securities and are an expense of short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to Lazard Asset Management LLC (the “Investment Manager”). Any dividends paid on securities sold short will vary based on the Portfolio’s use of those investments as it seeks to achieve its investment objective.
[2]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares.
[3]	Borrowing Expenses on Securities Sold Short result from the Portfolio’s use of custody arrangements to execute short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to the Investment Manager. Any borrowing expenses as a result of securities sold short will vary based on the Portfolio’s use of those investments as it seeks to achieve its investment objective.
[4]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2027, to the extent Total Annual Portfolio Operating Expenses exceed 1.20%, 1.45% and 1.15% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[5]	Excluding Dividend and Borrowing Expenses on Securities Sold Short and Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.20%, 1.45% and 1.15% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard Enhanced Opportunities Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 136	$ 162	$ 131
Expense Example, with Redemption, 3 Years	469	714	464
Expense Example, with Redemption, 5 Years	825	1,294	820
Expense Example, with Redemption, 10 Years	$ 1,828	$ 2,868	$ 1,823

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 857% of the average value of its portfolio.

Portfolio Turnover, Rate	857.00%
Lazard Enhanced Opportunities Portfolio | R6
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares.
Lazard Equity Franchise Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard Equity Franchise Portfolio		Total	Institutional	Open	R6
Management Fees (as a percentage of Assets)			0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees			0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):			0.26%	2.34%	0.26%	[1]
Expenses (as a percentage of Assets)			1.06%	3.39%	1.06%
Fee Waiver or Reimbursement	[2]		(0.11%)	(2.19%)	(0.16%)
Net Expenses (as a percentage of Assets)			0.95%	1.20%	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027
[1]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2027, to the extent Total Annual Portfolio Operating Expenses exceed .95%, 1.20% and .90% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard Equity Franchise Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 97	$ 122	$ 92
Expense Example, with Redemption, 3 Years	326	837	321
Expense Example, with Redemption, 5 Years	574	1,576	569
Expense Example, with Redemption, 10 Years	$ 1,284	$ 3,528	$ 1,280

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	96.00%
Lazard Equity Franchise Portfolio | R6
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
Lazard Global Listed Infrastructure Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard Global Listed Infrastructure Portfolio	Institutional	Open	R6
Management Fees (as a percentage of Assets)	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):	0.06%	0.06%	0.06%	[1]
Expenses (as a percentage of Assets)	0.96%	1.21%	0.96%
[1]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard Global Listed Infrastructure Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 98	$ 123	$ 98
Expense Example, with Redemption, 3 Years	306	384	306
Expense Example, with Redemption, 5 Years	531	665	531
Expense Example, with Redemption, 10 Years	$ 1,178	$ 1,466	$ 1,178

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	43.00%
Lazard Global Listed Infrastructure Portfolio | R6
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
Lazard Global Small Cap Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard Global Small Cap Equity Portfolio		Total	Institutional	Open	R6
Management Fees (as a percentage of Assets)			0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees			0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):			1.42%	1.33%	1.42%	[1]
Expenses (as a percentage of Assets)			2.17%	2.33%	2.17%
Fee Waiver or Reimbursement	[2]		(1.14%)	(1.05%)	(1.19%)
Net Expenses (as a percentage of Assets)			1.03%	1.28%	0.98%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027
[1]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2027, to the extent Total Annual Portfolio Operating Expenses exceed 1.03%, 1.28% and .98% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard Global Small Cap Equity Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 105	$ 130	$ 100
Expense Example, with Redemption, 3 Years	569	627	564
Expense Example, with Redemption, 5 Years	1,060	1,150	1,055
Expense Example, with Redemption, 10 Years	$ 2,413	$ 2,585	$ 2,410

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 160% of the average value of its portfolio.

Portfolio Turnover, Rate	160.00%
Lazard Global Small Cap Equity Portfolio | R6
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
Lazard Government Money Market Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard Government Money Market Portfolio	Institutional Shares	Open Shares		R6 Shares
Management Fees (as a percentage of Assets)	0.15%	0.15%		0.15%
Distribution and Service (12b-1) Fees	0.00%	0.25%		0.00%
Other Expenses (as a percentage of Assets):	0.03%	0.03%	[1]	0.03%	[1]
Expenses (as a percentage of Assets)	0.18%	0.43%		0.18%
[1]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard Government Money Market Portfolio - USD ($)	Institutional Shares	Open Shares	R6 Shares
Expense Example, with Redemption, 1 Year	$ 18	$ 44	$ 18
Expense Example, with Redemption, 3 Years	$ 58	$ 138	$ 58

Lazard Government Money Market Portfolio | Open Shares
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
Lazard Government Money Market Portfolio | R6 Shares
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
Lazard International Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard International Equity Portfolio		Total	Institutional	Open	R6
Management Fees (as a percentage of Assets)			0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees			0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):			0.08%	0.08%	0.08%
Expenses (as a percentage of Assets)			0.83%	1.08%	0.83%
Fee Waiver or Reimbursement	[1]		(0.00%)	(0.00%)	(0.03%)
Net Expenses (as a percentage of Assets)			0.83%	1.08%	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027
[1]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2027, to the extent Total Annual Portfolio Operating Expenses exceed .85%, 1.10% and .80% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard International Equity Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 85	$ 110	$ 82
Expense Example, with Redemption, 3 Years	265	343	262
Expense Example, with Redemption, 5 Years	460	595	458
Expense Example, with Redemption, 10 Years	$ 1,025	$ 1,317	$ 1,023

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	45.00%
Lazard International Equity Select Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard International Equity Select Portfolio		Total	Institutional	Open	R6
Management Fees (as a percentage of Assets)			0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees			0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):			0.31%	0.47%	0.31%	[1]
Expenses (as a percentage of Assets)			0.96%	1.37%	0.96%
Fee Waiver or Reimbursement	[2]		(0.06%)	(0.22%)	(0.11%)
Net Expenses (as a percentage of Assets)			0.90%	1.15%	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027
[1]	Total Annual Portfolio Operating Expenses
[2]	.06%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard International Equity Select Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 92	$ 117	$ 87
Expense Example, with Redemption, 3 Years	300	412	295
Expense Example, with Redemption, 5 Years	525	729	520
Expense Example, with Redemption, 10 Years	$ 1,173	$ 1,627	$ 1,168

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	39.00%
Lazard International Quality Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard International Quality Growth Portfolio		Total	Institutional	Open	R6
Management Fees (as a percentage of Assets)			0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees			0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):			0.08%	0.14%	0.09%
Expenses (as a percentage of Assets)			0.83%	1.14%	0.84%
Fee Waiver or Reimbursement	[1]		(0.00%)	(0.04%)	(0.04%)
Net Expenses (as a percentage of Assets)			0.83%	1.10%	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027
[1]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2027 for Institutional Shares and R6 Shares, and until May 1, 2036 for Open Shares, to the extent Total Annual Portfolio Operating Expenses exceed .85%, 1.10% and .80% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard International Quality Growth Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 85	$ 112	$ 82
Expense Example, with Redemption, 3 Years	265	350	264
Expense Example, with Redemption, 5 Years	460	606	462
Expense Example, with Redemption, 10 Years	$ 1,025	$ 1,340	$ 1,033

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	22.00%
Lazard International Strategic Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard International Strategic Equity Portfolio		Total	Institutional	Open	R6
Management Fees (as a percentage of Assets)			0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees			0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):			0.09%	0.09%	0.10%
Expenses (as a percentage of Assets)			0.84%	1.09%	0.85%
Fee Waiver or Reimbursement	[1]		(0.00%)	(0.00%)	(0.01%)
Net Expenses (as a percentage of Assets)			0.84%	1.09%	0.84%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027
[1]	To the extent the Total Annual Portfolio Operating Expenses of the R6 Shares of the Portfolio exceed the Total Annual Portfolio Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), Lazard Asset Management LLC (the “Investment Manager”) has contractually agreed, until May 1, 2027, to bear the expenses of the R6 Shares in the amount of such excess. This expense limitation agreement will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard International Strategic Equity Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 86	$ 111	$ 86
Expense Example, with Redemption, 3 Years	268	347	270
Expense Example, with Redemption, 5 Years	466	601	470
Expense Example, with Redemption, 10 Years	$ 1,037	$ 1,329	$ 1,048

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	48.00%
Lazard Opportunistic Strategies Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard Opportunistic Strategies Portfolio		Total	Institutional	Open	R6
Management Fees (as a percentage of Assets)			1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees			0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):			0.62%	5.21%	0.62%	[1]
Acquired Fund Fees and Expenses			0.19%	0.19%	0.19%	[1]
Expenses (as a percentage of Assets)			1.81%	6.65%	1.81%
Fee Waiver or Reimbursement	[2]		(0.60%)	(5.19%)	(0.60%)
Net Expenses (as a percentage of Assets)	[3]		1.21%	1.46%	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027
[1]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2027, to the extent Total Annual Portfolio Operating Expenses exceed 1.02%, 1.27% and 1.02% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[3]	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.02%, 1.27% and 1.02% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard Opportunistic Strategies Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 123	$ 149	$ 123
Expense Example, with Redemption, 3 Years	511	1,503	511
Expense Example, with Redemption, 5 Years	924	2,813	924
Expense Example, with Redemption, 10 Years	$ 2,077	$ 5,904	$ 2,077

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	56.00%
Lazard Opportunistic Strategies Portfolio | R6
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
Lazard Real Assets Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard Real Assets Portfolio		Total	Institutional	Open	R6
Management Fees (as a percentage of Assets)			0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees			0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):			3.98%	5.11%	4.50%
Acquired Fund Fees and Expenses			0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)			4.66%	6.04%	5.18%
Fee Waiver or Reimbursement	[1]		(3.83%)	(4.96%)	(4.40%)
Net Expenses (as a percentage of Assets)	[2]		0.83%	1.08%	0.78%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027
[1]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2027 for Institutional Shares and Open Shares, and until May 1, 2036 for R6 Shares, to the extent Total Annual Portfolio Operating Expenses exceed .80%, 1.05% and .75% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[2]	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are .80%, 1.05% and .75% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard Real Assets Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 85	$ 110	$ 80
Expense Example, with Redemption, 3 Years	1,059	1,352	249
Expense Example, with Redemption, 5 Years	2,040	2,569	433
Expense Example, with Redemption, 10 Years	$ 4,521	$ 5,502	$ 966

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	32.00%
Lazard US Convertibles Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard US Convertibles Portfolio		Total	Institutional	Open	R6
Management Fees (as a percentage of Assets)			0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees			0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):			1.11%	3.62%	1.11%	[1]
Expenses (as a percentage of Assets)			1.71%	4.47%	1.71%
Fee Waiver or Reimbursement	[2]		(0.96%)	(3.47%)	(1.01%)
Net Expenses (as a percentage of Assets)			0.75%	1.00%	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027
[1]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2027, to the extent Total Annual Portfolio Operating Expenses exceed .75%, 1.00% and .70% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard US Convertibles Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 77	$ 102	$ 72
Expense Example, with Redemption, 3 Years	445	1,037	440
Expense Example, with Redemption, 5 Years	838	1,981	833
Expense Example, with Redemption, 10 Years	$ 1,939	$ 4,387	$ 1,935

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	51.00%
Lazard US Convertibles Portfolio | R6
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
Lazard US Equity Focus Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard US Equity Focus Portfolio		Total	Institutional	Open	R6
Management Fees (as a percentage of Assets)			0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees			0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):			0.23%	0.56%	0.23%
Expenses (as a percentage of Assets)			0.78%	1.36%	0.78%
Fee Waiver or Reimbursement	[1]		(0.08%)	(0.41%)	(0.08%)
Net Expenses (as a percentage of Assets)			0.70%	0.95%	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027
[1]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2027, to the extent Total Annual Portfolio Operating Expenses exceed .70%, .95% and .70% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard US Equity Focus Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 72	$ 97	$ 72
Expense Example, with Redemption, 3 Years	241	390	241
Expense Example, with Redemption, 5 Years	425	705	425
Expense Example, with Redemption, 10 Years	$ 959	$ 1,599	$ 959

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	31.00%
Lazard US High Yield Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard US High Yield Portfolio		Total	Institutional	Open	R6
Management Fees (as a percentage of Assets)			0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees			0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):			0.20%	0.33%	24.91%
Expenses (as a percentage of Assets)			0.75%	1.13%	25.46%
Fee Waiver or Reimbursement	[1]		(0.20%)	(0.33%)	(24.91%)
Net Expenses (as a percentage of Assets)			0.55%	0.80%	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027
[1]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2027 for Institutional Shares and Open Shares, and until May 1, 2036 for R6 Shares, to the extent Total Annual Portfolio Operating Expenses exceed .55%, ..80% and .55% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard US High Yield Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 56	$ 82	$ 56
Expense Example, with Redemption, 3 Years	220	326	176
Expense Example, with Redemption, 5 Years	397	590	307
Expense Example, with Redemption, 10 Years	$ 912	$ 1,345	$ 689

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
Lazard US Short Duration Fixed Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard US Short Duration Fixed Income Portfolio		Total	Institutional	Open	R6
Management Fees (as a percentage of Assets)			0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees			0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):			0.48%	26.19%	0.48%	[1]
Expenses (as a percentage of Assets)			0.73%	26.69%	0.73%
Fee Waiver or Reimbursement	[2]		(0.33%)	(26.04%)	(0.38%)
Net Expenses (as a percentage of Assets)			0.40%	0.65%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027
[1]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2027 for Institutional Shares and R6 Shares, and until May 1, 2036 for Open Shares, to the extent Total Annual Portfolio Operating Expenses exceed .40%, .65% and .35% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard US Short Duration Fixed Income Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 41	$ 66	$ 36
Expense Example, with Redemption, 3 Years	200	208	195
Expense Example, with Redemption, 5 Years	373	362	368
Expense Example, with Redemption, 10 Years	$ 875	$ 810	$ 871

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 164% of the average value of its portfolio.

Portfolio Turnover, Rate	164.00%
Lazard US Short Duration Fixed Income Portfolio | R6
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
Lazard US Small Cap Equity Select Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard US Small Cap Equity Select Portfolio		Total	Institutional	Open	R6
Management Fees (as a percentage of Assets)			0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees			0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):			0.51%	0.59%	0.49%
Expenses (as a percentage of Assets)			1.26%	1.59%	1.24%
Fee Waiver or Reimbursement	[1]		(0.31%)	(0.39%)	(0.34%)
Net Expenses (as a percentage of Assets)			0.95%	1.20%	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027
[1]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2027, to the extent Total Annual Portfolio Operating Expenses exceed .95%, 1.20% and .90% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard US Small Cap Equity Select Portfolio - USD ($)	Institutional	Open	R6
Expense Example, with Redemption, 1 Year	$ 97	$ 122	$ 92
Expense Example, with Redemption, 3 Years	369	464	360
Expense Example, with Redemption, 5 Years	662	829	648
Expense Example, with Redemption, 10 Years	$ 1,495	$ 1,856	$ 1,470

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover, Rate	100.00%